DEBT FINANCING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT FINANCING

NOTE 10 – DEBT FINANCING

Convertible Notes

In April 2024, the Company secured financing of a $200,000 convertible note from an investor, with a purchase price of $170,000. As of the reporting date, $170,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 40,465 shares valued at $5.20 to settle a $200,000 convertible note and all accrued interest associated with the note.

In May 2024, the Company secured financing of a $100,000 convertible note from an investor, with a purchase price of $70,000. As of the reporting date, $70,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 20,133 shares valued at $5.20 to settle a $100,000 convertible note and all accrued interest associated with the note.

Term Loans

In June 2024, the Company secured financing of a $500,000 note from an investor. As of the reporting date, $500,000 of this amount has been received. The note carries a term of thirty-three months and accrues interest at a rate of 6.00%. The Company paid back $100,000 in August 2024 and $100,000 in January 2025; as a result, the current outstanding principal balance is $300,000.

On March 18, 2025, the Company entered into a promissory note agreement with 1800 Diagonal Lending LLC (the “Lender”) for an original principal amount of $233,910 (the “Note”). The Company received gross proceeds of $200,000.00 after deducting an original issue discount (“OID”) of $26,910 and paying $7,000 in fees and expenses. The Note bears interest at a fixed rate of 12% per annum, with a minimum interest payment obligation of $28,069, regardless of the actual amount accrued.

The Note matures ten (10) months from the issuance date and is payable in ten (10) monthly instalments of $26,198 each, commencing thirty (30) days after issuance. The Company may prepay the Note without penalty, subject to certain discounts if the prepayment is made within specified periods. In the event of default, the outstanding balance of principal and interest may be increased by 150%, and the Lender has the option to convert the Note into shares of the Company’s common stock at a conversion price equal to a 35% discount to the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to conversion.

As of March 31, 2025, the Company received $200,000 in proceeds under the Note and had not made any principal repayments to date.

This financial arrangement provides the company with additional capital to support ongoing and future operations.

NOTE 7 – DEBT FINANCING

Convertible Notes

In April 2024, the Company secured financing of a $200,000 convertible note from an investor, with a purchase price of $170,000. As of the reporting date, $170,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 40,465 shares valued at $5.20 to settle a $200,000 convertible note and all accrued interest associated with the note.

In May 2024, the Company secured financing of a $100,000 convertible note from an investor, with a purchase price of $70,000. As of the reporting date, $70,000 of this amount has been received. The note carries a term of three months and accrues interest at a rate of 12.50%. This financial arrangement provides the company with additional capital to support ongoing and future operations. In October 2024, the Company issued 20,133 shares valued at $5.20 to settle a $100,000 convertible note and all accrued interest associated with the note.

Term Loan

In June 2024, the Company secured financing of a $500,000 note from an investor. As of the reporting date, $500,000 of this amount has been received. The note carries a term of thirty-three months and accrues interest at a rate of 6.00%. The Company paid back $100,000 in August 2024 and $100,000 in January 2025; as a result, the current outstanding principal balance is $300,000.

PPP Loan Payable

On April 24, 2020, the Company received proceeds of Forty-Thousand Eight Hundred and Thirty-Two ($40,832) from the Promissory Note (“PPP Note”) under the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The funding of the PPP Note is conditioned upon approval of the Company’s application by the Small Business Administration (SBA) and JPMorgan Chase Bank (“Bank”), receiving confirmation from the SBA that the Bank may proceed with the PPP Note. Suppose the SBA does not confirm forgiveness of the PPP Note, or only partly confirms forgiveness of the PPP Note, or the Company fails to apply for PPP Note forgiveness. In that case, the Company will be obligated to repay the Bank the total outstanding balance remaining due under the PPP Note, including principal and interest (the “PPP Note Balance”). In such a case, the Bank will establish the terms for repayment of the PPP Note Balance in a separate letter to the Company. The letter will set forth the PPP Note Balance, the amount of each monthly payment, the interest rate (not above a fixed rate of one percent (1.00%) per annum), the term of the PPP Note, and the maturity date of two (2) years from the funding date of the PPP Note. No principal or interest payments will be due before the end of the Deferment Period, which is nine months from April 24, 2020. As of December 31, 2022, $40,832 remains outstanding. The US Government forgave the PPP Note. There is zero balance outstanding as of December 31, 2023.